Condensed Consolidated Statements of Cash Flows (Q1) (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Cash flows from operating activities:
Net loss	$ (931)	$ (1,234)
Adjustments to reconcile net loss to net cash flow from operating activities:
Stock-based expense	1	214
Depreciation of property, plant and equipment		3
Amortization of debenture issuance cost	126	104
Amortization of intangible and other assets	13	8
Gain on fair value adjustment of derivative	(34)	(808)
Equity in (income) losses of joint ventures		(75)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	92	90
Other long-term assets	(3)	(17)
Accrued expenses and accounts payable	247	77
Net cash used in operating activities	(489)	(1,638)
Cash flows from investing activities:
Loan to AFE		(260)
Repayment of loan from AFE		260
Equity investment in joint ventures		(11)
Net cash provided by or (used in) investing activities		(11)
Cash flows from financing activities:
Net cash provided by (used in) financing activities
Net increase/(decrease) in cash and cash equivalents	(489)	(1,649)
Cash and cash equivalents, beginning balance	871	7,071
Effect of exchange rates on cash		(74)
Cash and cash equivalents, ending balance	382	5,348
Supplemental Disclosures:
Cash paid for interest expense during the quarter:		$ 220